Fair Value Measurements, Financial Assets Measured at Fair Value on Recurring Basis (FY) (Details) - USD ($) $ in Thousands		Sep. 30, 2023	Dec. 31, 2022
Financial Assets Measured at Fair Value [Abstract]
Gross Unrealized Gains		$ 114	$ 12
Gross Unrealized Losses		(42)	(129)
Estimated Fair Value		26,034	9,851
Marketable Securities [Member]
Financial Assets Measured at Fair Value [Abstract]
Estimated Fair Value			9,851
Corporate Bonds [Member]
Financial Assets Measured at Fair Value [Abstract]
Estimated Fair Value			7,623
U.S. Treasury Securities [Member]
Financial Assets Measured at Fair Value [Abstract]
Estimated Fair Value			2,228
Level 2 [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost		25,961	9,968
Gross Unrealized Gains		114	12
Gross Unrealized Losses		(42)	(129)
Estimated Fair Value		$ 26,033	9,851
Recurring [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost			10,077
Gross Unrealized Gains			12
Gross Unrealized Losses			(129)
Estimated Fair Value			9,960
Recurring [Member] | Level 1 [Member] | Money Market Funds [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost	[1]		109
Gross Unrealized Gains	[1]		0
Gross Unrealized Losses	[1]		0
Estimated Fair Value	[1]		109
Recurring [Member] | Level 2 [Member] | Marketable Securities [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost			9,968
Gross Unrealized Gains			12
Gross Unrealized Losses			(129)
Estimated Fair Value			9,851
Recurring [Member] | Level 2 [Member] | Corporate Bonds [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost			7,742
Gross Unrealized Gains			6
Gross Unrealized Losses			(125)
Estimated Fair Value			7,623
Recurring [Member] | Level 2 [Member] | U.S. Treasury Securities [Member]
Financial Assets Measured at Fair Value [Abstract]
Amortized Cost			2,226
Gross Unrealized Gains			6
Gross Unrealized Losses			(4)
Estimated Fair Value			$ 2,228

[1]	Included in cash and cash equivalents in the Consolidated Balance Sheet at December 31, 2022